Condensed Consolidated Balance Sheets Details - Schedule of Allowance for Inventory (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Allowance for Inventory [Abstract]
Balance	$ 798	$ 512	$ 173
Provision Charged to Cost of Revenue	107	286	339
Balance	$ 905	$ 798	$ 512